Rule 497(e)

File No. 333-146827

Innovator ETFs® Trust

(the “Trust”)

Supplement to the Statement of Additional Information (“SAI”)
for each series listed in Appendix A (each a “Fund”)

Dated November 13, 2024

Effective November 13, 2024, Kenneth Kalina has been appointed Chief Compliance Officer and Anti-Money Laundering Officer of the Trust. Accordingly, the “Trustees and Officers” table contained in the “Management of the Trust” section in each Fund’s SAI is amended to reflect the below, and any other references to Kevin P. Hourihan in each Fund’s SAI are deleted in their entirety and replaced with “Kenneth Kalina”:

Name, Address and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer in the Past Five Years
Kenneth Kalina 3 Canal Plaza, Suite 100 Portland, ME 04101 Year of Birth: 1959	Chief Compliance Officer and Anti-Money Laundering Officer	Since 2024	Senior Principal Consultant, ACA Foreside (2022 – present); Fund Chief Compliance Officer, Foreside Fund Officer Services, LLC (June 2017 – June 2022).	145	None

Please Keep This Supplement With Your Statement of
Additional Information For Future Reference

Appendix A

Statement of Additional Information, dated December 1, 2023, for

Innovator International Developed Power Buffer ETF™ – December

Statement of Additional Information, dated January 2, 2024, for:

Innovator Premium Income 10 Barrier ETF™ – January

Statement of Additional Information, dated January 2, 2024, for:

Innovator Premium Income 20 Barrier ETF™ – January

Statement of Additional Information, dated January 2, 2024, for:

Innovator Premium Income 30 Barrier ETF™ – January

Statement of Additional Information, dated January 2, 2024, for:

Innovator Premium Income 40 Barrier ETF™ – January

Statement of Additional Information, dated January 2, 2024, for:

Innovator Premium Income 9 Buffer ETF™ – January

Statement of Additional Information, dated January 2, 2024, for:

Innovator Premium Income 15 Buffer ETF™ – January

Statement of Additional Information, dated January 2, 2024, for:

Innovator Equity Defined Protection ETF™ – 2 Yr to January 2026

Statement of Additional Information, dated January 24, 2024, for

Innovator Nasdaq-100® Managed Floor ETF®

Statement of Additional Information, dated February 1, 2024, for

Innovator International Developed Power Buffer ETF™ – February

Statement of Additional Information, dated February 27, 2024, for:

Innovator Premium Income 10 Barrier ETF™ – April

Innovator Premium Income 20 Barrier ETF™ – April

Innovator Premium Income 30 Barrier ETF™ – April

Innovator Premium Income 40 Barrier ETF™ – April

Innovator Premium Income 10 Barrier ETF™ – July

Innovator Premium Income 20 Barrier ETF™ – July

Innovator Premium Income 30 Barrier ETF™ – July

Innovator Premium Income 40 Barrier ETF™ – July

Innovator Premium Income 10 Barrier ETF™ – October

Innovator Premium Income 20 Barrier ETF™ – October

Innovator Premium Income 30 Barrier ETF™ – October

Innovator Premium Income 40 Barrier ETF™ – October

Innovator Premium Income 9 Buffer ETF™ – October

Innovator Premium Income 15 Buffer ETF™ – October

Statement of Additional Information, dated February 27, 2024, for:

Innovator Growth Accelerated Plus ETF® – January

Innovator Growth Accelerated Plus ETF® – April

Innovator Growth Accelerated Plus ETF® – July

Innovator Growth Accelerated Plus ETF® – October

Innovator Growth Accelerated ETF® – Quarterly

Innovator U.S. Equity Accelerated 9 Buffer ETF™ – January

Innovator U.S. Equity Accelerated 9 Buffer ETF™ – April

Innovator U.S. Equity Accelerated 9 Buffer ETF™ – July

Innovator U.S. Equity Accelerated 9 Buffer ETF™ – October

Innovator U.S. Equity Accelerated ETF® – January

Innovator U.S. Equity Accelerated ETF® – April

Innovator U.S. Equity Accelerated ETF® – July

Innovator U.S. Equity Accelerated ETF® – October

Innovator U.S. Equity Accelerated ETF® – Quarterly

Innovator U.S. Equity Accelerated Plus ETF® – January

Innovator U.S. Equity Accelerated Plus ETF® – April

Innovator U.S. Equity Accelerated Plus ETF® – July

Innovator U.S. Equity Accelerated Plus ETF® – October

Innovator Uncapped Accelerated U.S. Equity ETF™

Statement of Additional Information, dated February 27, 2024, for:

Innovator 20+ Year Treasury Bond 9 Buffer ETF™ – July

Innovator 20+ Year Treasury Bond 5 Floor ETF® – Quarterly

Innovator Defined Wealth Shield ETF

Innovator Buffer Step-Up Strategy ETF®

Innovator Power Buffer Step-Up Strategy ETF®

Innovator Equity Managed Floor ETF®

Innovator Equity Defined Protection ETF™ – 2 Yr to July 2025

Innovator U.S. Equity 5 to 15 Buffer ETF™ – Quarterly

Innovator U.S. Equity 10 Buffer ETF™ – Quarterly

Statement of Additional Information, dated February 27, 2024, for:

Innovator Emerging Markets Power Buffer ETF™ – January

Innovator Emerging Markets Power Buffer ETF™ – April

Innovator Emerging Markets Power Buffer ETF™ – July

Innovator Emerging Markets Power Buffer ETF™ – October

Innovator Growth-100 Power Buffer ETF™ – January

Innovator Growth-100 Power Buffer ETF™ – April

Innovator Growth-100 Power Buffer ETF™ – July

Innovator Growth-100 Power Buffer ETF™ – October

Innovator International Developed Power Buffer ETF™ – January

Innovator International Developed Power Buffer ETF™ – April

Innovator International Developed Power Buffer ETF™ – July

Innovator International Developed Power Buffer ETF™ – September

Innovator International Developed Power Buffer ETF™ – October

Innovator International Developed Power Buffer ETF™ – November

Innovator U.S. Small Cap Power Buffer ETF™ – January

Innovator U.S. Small Cap Power Buffer ETF™ – April

Innovator U.S. Small Cap Power Buffer ETF™ – July

Innovator U.S. Small Cap Power Buffer ETF™ – October

Statement of Additional Information, dated February 27, 2024, for:

Innovator U.S. Equity Buffer ETF™ – January

Innovator U.S. Equity Buffer ETF™ – February

Innovator U.S. Equity Buffer ETF™ – March

Innovator U.S. Equity Buffer ETF™ – April

Innovator U.S. Equity Buffer ETF™ – May

Innovator U.S. Equity Buffer ETF™ – June

Innovator U.S. Equity Buffer ETF™ – July

Innovator U.S. Equity Buffer ETF™ – August

Innovator U.S. Equity Buffer ETF™ – September

Innovator U.S. Equity Buffer ETF™ – October

Innovator U.S. Equity Buffer ETF™ – November

Innovator U.S. Equity Buffer ETF™ – December

Innovator U.S. Equity Power Buffer ETF™ – January

Innovator U.S. Equity Power Buffer ETF™ – February

Innovator U.S. Equity Power Buffer ETF™ – March

Innovator U.S. Equity Power Buffer ETF™ – April

Innovator U.S. Equity Power Buffer ETF™ – May

Innovator U.S. Equity Power Buffer ETF™ – June

Innovator U.S. Equity Power Buffer ETF™ – July

Innovator U.S. Equity Power Buffer ETF™ – August

Innovator U.S. Equity Power Buffer ETF™ – September

Innovator U.S. Equity Power Buffer ETF™ – October

Innovator U.S. Equity Power Buffer ETF™ – November

Innovator U.S. Equity Power Buffer ETF™ – December

Innovator U.S. Equity Ultra Buffer ETF™ – January

Innovator U.S. Equity Ultra Buffer ETF™ – February

Innovator U.S. Equity Ultra Buffer ETF™ – March

Innovator U.S. Equity Ultra Buffer ETF™ – April

Innovator U.S. Equity Ultra Buffer ETF™ – May

Innovator U.S. Equity Ultra Buffer ETF™ – June

Innovator U.S. Equity Ultra Buffer ETF™ – July

Innovator U.S. Equity Ultra Buffer ETF™ – August

Innovator U.S. Equity Ultra Buffer ETF™ – September

Innovator U.S. Equity Ultra Buffer ETF™ – October

Innovator U.S. Equity Ultra Buffer ETF™ – November

Innovator U.S. Equity Ultra Buffer ETF™ – December

Statement of Additional Information, dated February 28, 2024, for:

Innovator IBD® 50 ETF

Innovator IBD® Breakout Opportunities ETF

Innovator Laddered Allocation Buffer ETF™

Innovator Laddered Allocation Power Buffer ETF™

Innovator Deepwater Frontier Tech ETF

Innovator S&P Investment Grade Preferred ETF

Innovator Gradient Tactical Rotation Strategy ETF

Statement of Additional Information, dated March 1, 2024, for

Innovator International Developed Power Buffer ETF™ – March

Statement of Additional Information, dated April 1, 2024, for:

Innovator Premium Income 9 Buffer ETF™ – April

Statement of Additional Information, dated April 1, 2024, for:

Innovator Premium Income 15 Buffer ETF™ – April

Statement of Additional Information, dated April 1, 2024, for:

Innovator Equity Defined Protection ETF™ – 2 Yr to April 2026

Statement of Additional Information, dated May 1, 2024, for

Innovator International Developed Power Buffer ETF™ – May

Statement of Additional Information, dated June 3, 2024, for

Innovator Growth-100 Power Buffer ETF™ – June

Statement of Additional Information, dated June 3, 2024, for

Innovator International Developed Power Buffer ETF™ – June

Statement of Additional Information, dated June 3, 2024, for

Innovator U.S. Small Cap Power Buffer ETF™ – June

Statement of Additional Information, dated July 1, 2024, for:

Innovator Premium Income 9 Buffer ETF™ – July

Statement of Additional Information, dated July 1, 2024, for:

Innovator Premium Income 15 Buffer ETF™ – July

Statement of Additional Information, dated July 1, 2024, for:

Innovator Equity Defined Protection ETF™ – 2 Yr to July 2026

Statement of Additional Information, dated July 1, 2024, for:

Innovator Equity Defined Protection ETF™ – 1 Yr July

Statement of Additional Information, dated July 1, 2024, for:

Innovator Equity Defined Protection ETF™ – 6 Mo Jan/ July

Statement of Additional Information, dated July 1, 2024, for:

Innovator Emerging Markets 10 Buffer ETF™ – Quarterly

Statement of Additional Information, dated July 1, 2024, for:

Innovator International Developed 10 Buffer ETF™ – Quarterly

Statement of Additional Information, dated July 1, 2024, for:

Innovator Nasdaq-100® 10 Buffer ETF™ – Quarterly

Statement of Additional Information, dated July 1, 2024, for:

Innovator U.S. Small Cap 10 Buffer ETF™ – Quarterly

Statement of Additional Information, dated August 1, 2024, for

Innovator Growth-100 Power Buffer ETF™ – August

Statement of Additional Information, dated August 1, 2024, for

Innovator International Developed Power Buffer ETF™ – August

Statement of Additional Information, dated August 1, 2024, for

Innovator U.S. Small Cap Power Buffer ETF™ – August

Statement of Additional Information, dated August 1, 2024, for

Innovator Equity Defined Protection ETF™ – 1 Yr August

Statement of Additional Information, dated August 20, 2024, for

Innovator Hedged Nasdaq-100® ETF

Statement of Additional Information, dated September 3, 2024, for

Innovator Growth-100 Power Buffer ETF™ – September

Statement of Additional Information, dated September 3, 2024, for

Innovator U.S. Small Cap Power Buffer ETF™ – September

Statement of Additional Information, dated September 3, 2024, for

Innovator Equity Defined Protection ETF™ – 1 Yr September

Statement of Additional Information, dated September 17, 2024, for

Innovator U.S. Small Cap Managed Floor ETF®

Statement of Additional Information, dated October 1, 2024, for:

Innovator Equity Defined Protection ETF™ – 6 Mo Apr/ Oct

Statement of Additional Information, dated October 1, 2024, for

Innovator Equity Defined Protection ETF™ – 1 Yr October

Statement of Additional Information, dated October 1, 2024, for

Innovator Equity Defined Protection ETF™ – 2 Yr October 2026

Statement of Additional Information, dated November 1, 2024, for

Innovator Growth-100 Power Buffer ETF™ – November

Statement of Additional Information, dated November 1, 2024, for

Innovator U.S. Small Cap Power Buffer ETF™ – November

Statement of Additional Information, dated November 1, 2024, for

Innovator Equity Defined Protection ETF™ – 1 Yr November